BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 6,309
Security deposits	6,050	10,750
TOTAL CURRENT ASSETS	12,359	10,750
TOTAL ASSETS	12,359	10,750
CURRENT LIABILITIES
Outstanding checks in excess of bank balance		71
TOTAL CURRENT LIABILITIES		71
STOCKHOLDERS' EQUITY
Preferred stock, $.001 par value, 5,000,000 shares authorized, no shares issued or outstanding
Common stock, $.001 par value, 500,000,000 shares authorized, 298,644,500 shares issued or outstanding at December 31, 2011 and December 31, 2010, respectively	298,645	163,645
Additional paid in capital	132,189,630	113,312,040
Deficit accumulated during the development stage	(132,475,916)	(113,465,006)
TOTAL STOCKHOLDERS' EQUITY	12,359	10,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,359	$ 10,750